Right of Use Assets (Details) - Schedule of Maturities of Lease Liabilities - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	¥ 8,360	$ 1,177
2025	4,210	593
2026	706	100
Total future minimum lease payments	13,276	1,870
Less: imputed interest	504	71
Present value of lease liabilities	¥ 12,772	$ 1,799